Investments (Summary of Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 280,666	¥ 249,679
Investments held by consolidated investment companies	37,735	37,462
Other equity interests	267,495	307,928
Total	¥ 585,896	¥ 595,069